Segmented information: (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Capital assets and goodwill information by geographic area
Capital assets and goodwill	$ 92,057	$ 20,285
Italy
Capital assets and goodwill information by geographic area
Capital assets and goodwill	72,378	12,755
Canada
Capital assets and goodwill information by geographic area
Capital assets and goodwill	16,294	6,701
Sweden
Capital assets and goodwill information by geographic area
Capital assets and goodwill	2,519
United States
Capital assets and goodwill information by geographic area
Capital assets and goodwill	812	787
Australia
Capital assets and goodwill information by geographic area
Capital assets and goodwill	32
China
Capital assets and goodwill information by geographic area
Capital assets and goodwill	$ 22	$ 42